UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21576

Stock Dividend Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway #M1120     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway #M1120     Dallas, Texas  75206
(Name and address of agent for service)

Registrant?s telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  December 31, 2023





























Item 1.  Report to Shareholders.
STOCK DIVIDEND FUND, INC.



ANNUAL REPORT
DECEMBER 31, 2023



Stock Dividend Fund, Inc.
8150 N. Central Expressway #M1120
Dallas, Texas 75206
1-800-704-6072

Fund Symbol: SDIVX


Dear Shareholders of Stock Dividend Fund, Inc.,

The Fund ended 2023 with a Net Asset Value per share of $23.57, after paying an income dividend of $0.3981 per share and long term capital gain of $2.4416 per share on June 1, 2023, and another income dividend of $0.5127 per share and long term capital gain of $0.6795 per share on Dember 21, 2023, which in total ($27.09) is up from a Net Asset Value per share of $26.67 at the beginning of the year.

For the period December 31, 2022 through December 31, 2023 the total return of the Fund was up 4.56% versus the S&P 500 up 26.29% and the S&P 500 High Dividend ETF which was up 3.96%. The S&P 500 is meaningfully driven by a handful of large cap technology stocks with high valuation levels and virtually no dividend income. This year was the opposite of last year, when our portfolio dramatically outperformed the S&P 500 because large cap technology stocks underperformed. We are confident that money will flow back toward value and income stocks and our portfolio should perform well, especially if interest rates decline.

The turnover of the Fund in 2023 above our average expectations at 41.34% as we realized capital gains and invested in high dividend paying opportunities.

The Fund continues to hold what we feel are very high quality companies with stable cash flows and relatively conservative and transparent balance sheets.

The Fund begins 2024 with a meaningfully above market internal portfolio dividend yield, strong cash flows and low retirement and pension liabilities, all of which we would expect to perform well going forward.

Our top holdings and industry group exposures, as of December 31, 2023, are listed on the following page.

We look forward to excellent performance in 2024.

Sincerely,



Steven Adams
Portfolio Manager
STOCK DIVIDEND FUND, INC.
Top Ten Holdings and Asset Allocation
December 31, 2023


Top Ten Holdings*
(% of Net Assets)

Chevron Corp.				   6.88%
Citigroup Inc				   5.93%
British American Tobacco Industries	   5.58%
AbbVie Inc.				   5.56%
Bristol-Myers Squibb Co		   5.55%
Newmont Corp				   5.47%
Bank of America				   5.34%
Altria Group Inc			   5.14%
The Kraft Heinz Co			   4.95%
Valero Energy Corp			   4.91%
                                        ------
                                        55.31%

Asset Allocation
(% of Net Assets)

Pharmaceutical Preps                                             15.92%
National Commercial Banks                                        13.64%
Petroleum Refining                                               11.79%
Cigarettes									     10.72%
Telephone Communications, Except Radiotelephone			      9.21%
Gold and Silver Ores								5.47%
Canned, Frozen & Preserved Fruit, Veg					4.95%
Pipe Lines										4.89%
Biolog Prod										4.80%
Electronic Computers                                              4.76%
Paper Prods										4.70%
Food & Kindred Products								4.11%
Compu Comm Equip									3.83%
Other Assets, Less Liabilities, Net                               1.21%
                                                                -------
                                                                100.00%




*Portfolio holdings are subject to change and are not recommendations of individual stocks











STOCK DIVIDEND FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $100,000 investment in the Stock Dividend Fund from its inception, December 27, 2004 to years ending through 2019. These changes are then compared to a $100,000 investment in the S&P 500 Index for the same period. Returns shown include the reinvestment of all dividends but do not reflect deduction for taxes a shareholder would pay on distributions or redemption of Fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

              Inception  Year End Year End Year End Year End Year End Year End
              (12/27/04)  2004     2005     2006     2007     2008    2009
Stock Dividend ---------  -------  -------  -------  -------  ------- --------
Fund           $100,000  $100,680 $107,735 $130,128 $136,817 $87,618 $103,836
S&P 500 Index  $100,000  $100,150 $105,007 $121,588 $128,069 $80,696 $102,049


               Year End Year End Year End Year End Year End Year End Year End
               2010     2011     2012     2013     2014     2015     2016
Stock Dividend -------  -------  -------  -------- -------  -------  ---------
Fund           $122,973 $132,921 $151,264 $193,996 $188,913 $157,205 $214,380
S&P 500 Index  $117,438 $119,892 $139,063 $184,064 $209,207 $212,094 $237,397

               Year End Year End Year End Year End Year End Year End Year End
               2017     2018     2019     2020     2021     2022     2023
Stock Dividend -------  -------  -------- -------- -------- -------- ---------
Fund           $263,841 $248,617 $288,946 $284,467 $349,269 $351,609 $367,642
S&P 500 Index  $289,150 $276,456 $364,369 $431,376 $555,095 $454,567 $574,073


























STOCK DIVIDEND FUND, INC.
PERFORMANCE SUMMARY (continued)



$580,000|
$570,000|                                                          *
$560,000|
$550,000|                                                    *
$540,000|
$530,000|
$520,000|
$510,000|
$500,000|
$490,000|
$480,000|
$470,000|
$460,000|
$450,000|                                                         *
$440,000|
$430,000|                                              *
$420,000|
$410,000|
$400,000|
$390,000|
$380,000|
$370,000|                                                          #
$360,000|
$350,000|                                            *       #    #
$340,000|
$330,000|
$320,000|
$310,000|
$300,000|
$290,000|                                        *   #
$280,000|                                          *   #
$270,000|
$260,000|                                        #
$250,000|                                          #
$240,000|                                     *
$230,000|
$220,000|                                     #
$210,000|                               *   *
$200,000|
$190,000|                             # #
$180,000|                             *
$170,000|
$160,000|                                   #
$150,000|                          #
$140,000|           #              *
$130,000|       #   *           #
$120,000|        *           #* *
$110,000|    #*
$100,000| #*             #*
$ 90,000|             #
$ 80,000|              *
        ____________________________________________________________
04 05 06 07 08 09 10 11 12 13 14 15 16 17 18 19 20 21 22 23


        #=Stock Dividend Fund       *=S&P 500 Index


STOCK DIVIDEND FUND, INC.
PERFORMANCE SUMMARY (continued)




                5 Day   Annual Annual Annual Annual  Annual Annual  Annual
                Return  Return Return Return Return  Return Return  Return
                2004    2005   2006   2007   2008    2009   2010    2011
Stock Dividend  ------  ------ ------ ------ ------  ------ ------  ------
Fund            0.68%   6.65%  21.19% 5.14% (35.96)% 18.51% 18.34%  8.09%
S&P 500 Index   0.15%   4.85%  15.79% 5.33% (36.99)% 26.46% 15.08%  2.09%

                Annual Annual Annual  Annual   Annual  Annual Annual
                Return Return Return  Return   Return  Return Return
                2012   2013    2014    2015    2016    2017   2018
Stock Dividend  ------ ------ ------  ------   ------  ------ --------
Fund            13.80% 28.25% (2.62)% (16.78)% 36.37%  23.07%  (5.77)%
S&P 500 Index   15.99% 32.36% 13.66 %   1.38 % 11.93%  21.80%  (4.39)%


                Annual Annual  Annual  Annual  Annual       Average
                Return Return  Return  Return  Return    Annual Return
                2019   2020    2021    2022    2023      5 Year   10 Year
Stock Dividend  ------ ------  ------  ------  ------    ------   ------
Fund            16.22% (1.51)% 22.78%   00.67%   4.56%    8.14%    6.59%
S&P 500 Index   31.48% 18.39%  28.68%  (18.11)% 26.29%   15.67%   12.01%





























STOCK DIVIDEND FUND, INC.
EXPENSES
DECEMBER 31, 2023

As a shareholder of the Fund you incur ongoing costs including management fees, transaction costs, potential early redemption fees and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period of June 30, 2023 to December 31, 2023.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                    Expenses Paid
               Beginning        Ending              During Period*
               Account Value    Account Value       June 30, 2023
               June 30, 2023    December 31, 2023   to December 31, 2023
           -----------------    -----------------   ---------------------

Actual            $  1,000.00       $ 1,071.03            $   4.44

Hypothetical**    $  1,000.00       $ 1,021.00            $   4.33

*Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184 days/365 days to reflect the one-half year period.
** Hypothetical return assumes 5% return before expenses.


STOCK DIVIDEND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2023


ASSETS
   Investment securities, at fair
          value(cost $23,786,910)           $  27,646,096
   Cash                                           274,094
   Dividends receivable                            83,163
                                              -----------
              Total assets                     28,003,353
                                              -----------

LIABILITIES
   Advisory fees payable                           19,827
                                              -----------
              Total liabilities                    19,827
                                              -----------

NET ASSETS -
   Equivalent to $23.57 per
   share based on 1,187,356 shares
   of common stock issued and outstanding;
   100,000,000 shares authorized,
   $0.001 par value                          $ 27,983,526
                                             ============


NET ASSETS CONSIST OF:
  Common stock				         $      1,187
  Paid-in capital                              24,123,152
  Net unrealized appreciation                   3,859,187
                                             ------------
Net assets                                   $ 27,983,526
                                             ============

Net asset value per share                    $      23.57


















The accompanying notes are an integral part of these financial statements

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2023

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------           -------

COMMON STOCKS ? 98.79%

Pharmaceutical Preps-15.92%
   AbbVie Inc.                              10,036      $   1,555,279
   Bristol-Myers Squibb Co			  30,245		1,551,871
   Pfizer Inc.                              46,798          1,347,314
                                                            ---------
                                                            4,454,464

National Commercial Banks-13.64%
   Bank of America				  44,380		1,494,275
   Citigroup Inc.					  32,275		1,660,226
   Wells Fargo                              13,500            664,470
                                                            ---------
										3,818,971

Petroleum Refining-11.79%
   Chevron Corp.                            12,916          1,926,551
   Valero Energy Corp                       10,569          1,373,970
                                                            ---------
                                                            3,300,521

Cigarettes-10.72%
   British American Tobacco Industries	  53,354		1,562,739
   Altria Group, Inc.				  35,673		1,439,049
                                                            ---------
										3,001,788

Telephone Communications, Except
Radiotelephone-9.21%
   AT&T                                     77,649          1,302,950
   Verizon                                  33,788          1,273,808
                                                            ---------
                                                            2,576,758

Gold and Silver Ores-5.47%
   Newmont Corp.					  36,957		1,529,650

Canned, Frozen & Preserved Fruit, Veg-4.95%
   The Kraft Heinz Company			  37,437		1,384,420

Pipe Lines (No Natural Gas)-4.89%
   HF Sinclair Corp				  24,633		1,368,856

Biolog Prod-4.80%
  Amgen Inc.					   4,659		1,341,885



The accompanying notes are an integral part of these financial statements
-	Continued ?
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
DECEMBER 31, 2023

DESCRIPTION                                 SHARES        MARKET VALUE
-----------                                 ------        ------------

Electronic Computers-4.76%
   Apple Inc.                                6,917          1,331,730

Paper Prods-4.70%
   Kimberly-Clark Corp				  10,833		1,316,318

Food and Kindred Products-4.11%
   Conagra Brands Inc				  40,105		1,149,409

Computer Communications Equipment-3.83%
   Cisco Systems Inc.				  21,206		1,071,327

                                                           ----------


   Total common stocks (cost $23,786,910)               $  27,646,097
							                 ----------



SHORT-TERM INVESTMENTS ? 0.98%
   Schwab Money Market Fund (Single Class Fund)
              -current interest at 0.45%    274,094    $      274,094
                                                             --------

   Total short-term investments (cost $   274,094)            274,094
                                                             --------

Total investment securities ? 99.77% (cost $24,061,004)    27,920,190

Other assets less liabilities ?  0.23%                         63,336
                                                             --------

Net assets - 100.00%                                   $   27,983,526
                                                         ============













The accompanying notes are an integral part of these financial statements

STOCK DIVIDEND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023



INVESTMENT INCOME
   Dividends (net of ADR withholding)                    $  1,238,967
   Interest                                                     1,461
                                                         ------------
          Total investment income                           1,240,428
                                                         ------------

EXPENSES -
   Advisory fees                                              241,516
                                                             --------
          Total Expenses                                      241,526
                                                             --------

          Net investment income                               998,912
                                                         ------------

GAIN(LOSS)ON INVESTMENTS -
   Net realized gain on investments                         3,316,671
   Net decrease in unrealized appreciation                 (3,133,763)
     of investments                                       ------------

         Net realized and unrealized gain
           on investments                                     182,908
                                                         ------------

   Net increase
        in net assets resulting from operations            $1,181,820
                                                         ============





















The accompanying notes are an integral part of these financial statements STOCK DIVIDEND FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                          Year Ended      Year Ended
                                          Dec 31, 2023    Dec. 31, 2022

INCREASE(DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income                    $   998,912    $    969,113
   Net realized gain (loss)on investments     3,316,671         650,326
   Unrealized appreciation(depreciation)
     of investments  		               (3,133,763)     (1,370,282)
          				              -----------    ------------
      Net increase (decrease) in net assets
      resulting from operations               1,181,820         249,157


DISTRIBUTIONS TO SHAREHOLDERS
         Total Distributions                 (4,315,583)     (1,619,439)


CAPITAL SHARE TRANSACTIONS($)
   Shares sold                                  122,894          80,213
   Shares issued for distribution reinvest    4,071,695       1,619,661
   Shares redeemed                           (5,023,510)     (1,420,882)
                                            -----------    ------------
                                               (828,921)        278,992

TOTAL INCREASE (DECREASE) IN NET ASSETS      (3,962,684)     (1,091,290)

NET ASSETS, beginning of year                31,946,210      33,037,500
                                            -----------    ------------

NET ASSETS, end of year (includes          $ 27,983,526    $ 31,946,210
   undistributed net income of $- and       ===========    ============
   $-, respectively)

















The accompanying notes are an integral part of these financial statements STOCK DIVIDEND FUND, INC.
FINANCIAL HIGHLIGHTS

PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
ENDED:
                        YEAR     YEAR     YEAR     YEAR     YEAR
                        ENDED    ENDED    ENDED    ENDED    ENDED
                        2023     2022     2021     2020     2019
                        ------   ------   ------   ------   ------
Net asset value,
  beginning of year     $26.67   $27.92   $27.67   $28.98   $26.01
                        ------   ------   ------   ------   ------
Income (loss)from investment
operations:
  Net investment income  0.87      0.84     0.86     0.83     0.76
  Net realized and
  unrealized gain
  (loss)on investments   0.06     (0.67)    5.41    (1.28)    3.46
                         ----    ------    -----    -----    -----
Total from
  investment operations	 0.93      0.17     6.27    (0.45)    4.22
                         ----    ------    -----    -----    -----
Less distributions from:
  Net investment income (0.91)    (0.85)   (0.86)   (0.83)   (0.76)
  Net realized gains    (3.12)    (0.57)   (5.16)   (0.03)   (0.49)
                        ------    ------   ------   ------   ------
    Total distributions (4.03)    (1.42)   (6.02)   (0.86)   (1.25)
                        ------    ------   ------   ------   ------
Net asset value,
  end of year          $23.57    $26.67   $27.92   $27.67   $28.98
                        ------    ------   ------   ------   ------

Total Return             4.56%     0.67%   22.78%   (1.51)%  16.22%

Net assets, end of
   year(in 1000's)     $27,984    $31,846  $33,037  $28,482  $33,105

Ratio of expenses to
   average net
   assets(a)             0.86%     0.86%     0.85%     0.87%    0.85%

Ratio of net investment
   income to average net
   assets                3.54%     2.97%     2.63%     3.15%    2.74%

Portfolio turnover
   rate (annualized)    41.34%    28.97%    38.45%    34.06%   14.41%


(a) The Fund's actual expenses are calculated daily at 0.85% of net asset value (NAV).





The accompanying notes are an integral part of these financial statements STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Stock Dividend Fund, Inc. (the "Fund") was incorporated in the State of Texas on April 6, 2004 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth and income by investing primarily in dividend paying common stocks. The effective date of the Fund's registration with the SEC was November 29, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The accompanying financial statements have been prepared on the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund's Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statements of operations.

Distribution of Income and Gains
The Fund generally declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.
Dividends are paid upon Board approval by the end of each calendar year.



STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income (loss) or net realized gains (losses) may differ from their ultimate characterization for income tax purposes. At December 31, 2023, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

Subsequent Events
Subsequent events were evaluated through February 21, 2024, the date the financial statements were available for issuance and filed.





























STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


3.    FAIR VALUE OF INVESTMENTS

In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs for the asset or liability (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2023:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1:
         Common Stock               $27,646,096          $          0
         Short term investments         274,094                     0
                                    -----------          ------------
            Total Level 1:           27,920,190                     0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $27,920,190          $          0
                                    ===========          ============

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument. As of December 31, 2023, the Fund did not own any other financial instruments.

STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


3. FAIR VALUE OF INVESTMENTS (continued)

Transfers between levels are recognized at the end of the reporting period. There were no transfers between level 1 and level 2 during the year. There were no level 3 investments held by the Fund during the year ended December 31, 2023.


4. CAPITAL SHARE TRANSACTIONS
Capital share transactions in the Fund's $0.001 par value common stock were as follows:


                          Year Ended             Year Ended
                       December 31, 2023     December 31, 2022
                       -------------------   -------------------
                       Shares       Amount     Shares       Amount
Shares sold            4,688   $   122,894     2,743   $    80,213
Shares issued in
  reinvestment of
  dividends	         178,648     4,070,819    61,226     1,619,439
                     --------     --------   --------    ---------
                     183,336   $ 4,193,713    63,969   $ 1,699,652

Shares redeemed     (193,861)   (5,023,510)  (49,516)   (1,420,882)
                     --------     --------   --------    ---------
Net increase(decr)   (10,525)     (829,797)   14,453       278,770

Beginning of year  1,197,880    24,952,949 1,183,427    24,674,179
                   ----------   ----------  ---------    ----------
End of year        1,187,355  $ 24,123,152 1,197,880  $ 24,952,949
			 ==========	  ==========  =========    ==========

5.  INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $11,784,939 and $15,963,563, respectively, for the year ended December 31, 2023.

6. TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

On June 1, 2023, the Fund paid an income distribution of $0.3981 per share to shareholders of record on May 31, 2023 for a total distribution of $414,000 (100% qualified), and also a long-term capital gain distribution of $2.44 per share for a total distribution of $2,956,650. In addition, on December 21, 2023, the Fund paid an income distribution of $0.5127 per share to shareholders of record on December 20, 2023 for a total distribution of $584,049 (100% qualified), and also a long-term capital gain distribution of $0.6795 per share for a total distribution of $774,524.
STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


6. TAX MATTERS (continued)

On December 28, 2022, the Fund paid an income distribution of $0.8526 per share to shareholders of record on December 27, 2022 for a total distribution of $969,113 (100% qualified), and a long-term capital gain distribution of $0.5721 per share for a total distribution of $650,326.

On December 27, 2021, the Fund paid an income distribution of $0.8628 per share to shareholders of record on December 23, 2021 for a total distribution of $839,093, a short term gain of $0.8843 for a total of $860,030, and a long-term capital gain distribution of $4.2801 per share for a total distribution of $4,162,710.

The Fund?s distributable earnings on a tax basis are determined only at the end of each fiscal year. As of December 31, 2023, the Fund?s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation                    $  3,859,187
Undistributed Realized Long-Term Gains     $          0
Undistributed Ordinary Income              $          0
                                            -----------
   Total Distributable Earnings, Net       $  3,859,187

As of December 31, 2023, the tax basis components of unrealized appreciation (depreciation) and cost of investments were as follows:

Gross tax appreciation of investments      $  5,145,703
Gross tax depreciation of investments      $ (1,286,516)
                                              ---------
Net tax appreciation of investments        $  3,859,187

Federal tax cost of investments,
   Including short-term investments        $ 24,061,004

As of December 31, 2023, open Federal tax years, subject to examination, include
the tax years ended December 31, 2021 through December 31, 2023.   As of and
during the year ended December 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

7. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position different than if they were autonomous.

The Fund has an investment advisory agreement with Adams Asset Advisors, LLC (the "Advisor") to provide investment advisory services to the Fund. Steven Adams is managing member of the Advisor and is also

STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


7. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

an officer and shareholder of the Fund, and his wife, Laura S. Adams is a member
of the Advisor and also a director of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.85% of the Fund's average daily net assets.

The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses.

The advisory fee for 2023, as computed pursuant to the investment advisory agreement, totaled $241,516, of which $19,827 was payable on December 31, 2023.

The Advisor acts as the transfer agent for the Fund, with Fidelity Investments as the sub-transfer agent. There are no fees associated with these services.

The Fund acts as its own custodian, effective September 1, 2008, and is in compliance per requirements of Rule 17f-2. There are no fees associated with these services.

8. Management Ownership:  Directors and Officers of the Fund and their ownership:
		   Fund Shares Owned   Dollar Range of            Percent of
Name           as of 12/31/23      Ownership as of 12/31/23   Class

Laura S. Adams          115,757     >$1,000,000                9.75%
  President & Director*

Steven Adams            115,757     >$1,000,000                9.75%
  Portfolio Manager*

Jennifer T. Lapeyre           0      $     0-$   10,000        0.00%
  Director

Vicky L. Hubbard              0      $     0- $   10,000       0.00%
Director

*Laura S. Adams, President and an ?interested? Director of the Fund and her husband, Steven Adams, Portfolio Manager of the Fund, control these shares through family related accounts.

9.  REDEMPTION FEE

To discourage short-term trades by investors and to compensate the Fund for costs that may be incurred by such trades, the Fund may impose a redemption fee of 2% of the total redemption amount if shares are held less than 365 days.
For
the year ended December 31, 2023, there were no redemption fees received by the Fund.




ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION
Adams Asset Advisors, LLC, the Fund?s Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our policies and procedures on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072. Information about how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (1) without charge, upon request, by calling 800-704-6072 and (2) on the SEC?s website at http://sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website athttp://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

LIQUIDITY RISK MANAGEMENT PROGRAM
The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the ?Liquidity Rule?) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund?s liquidity risk, taking into consideration, among other factors, the Fund?s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and is cash holdings and access to other funding sources.

During the fiscal year ended December 31, 2023, the Board of Directors reviewed the Fund?s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Board of Directors concluded the Fund?s liquidity risk management program is reasonable designed to prevent violation of the Liquidity Rule and that the Fund?s liquidity risk management program has been effectively implemented.


APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At an in-person meeting held on January 18, 2024, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund(as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the Investment Advisor:


1)	Nature, extent and quality of services provided by the Advisor ?
   The Directors reviewed the nature, quality and scope of current services provided by the Advisor under the Advisory Agreement. The Directors also analyzed the experience of the Investment Advisor and capabilities as a portfolio manager, noting that the Advisor has managed separate account portfolio?s successfully with assets far in excess of the Fund?s NAV for decades. The Advisor?s Form ADV was reviewed as well as internal compliance policies and experience managing other portfolios. In addition, the portfolio and brokerage transactions of the Fund were reviewed. Based on this review, the Directors concluded that the range and quality of services to be provided by the Investment Advisor to the Fund were appropriate and to support the selection of the original Investment Advisor.

2)	Investment performance ? The Directors reviewed the performance of the Fund as compared to market benchmarks for various time periods.  This review focused on investment strategy and long term performance potential.  For
2023 the Fund was up 4.56% versus up 26.29% for the S&P 500 Index and up
3.96% for the SPDR S&P 500 High Dividend ETF.  For the five years ending
2023 annualized the Fund was up 8.14% versus up 15.67% for the S&P 500
Index and up 7.78% for the SPDR S&P 500 High Dividend ETF.  For the ten
years ending 2023 annualized the Fund was up 6.59% versus up 12.01% for the
S&P 500 Index and up 7.84% for the WisdomTree U.S. High Dividend Fund (SPDR
S&P 500 High Dividend ETF does not have a ten year history yet).  It was noted that growth oriented strategies with high p/e technology weightings like the S&P 500 have outperformed large cap dividend and value oriented strategies for several years.  The Directors concluded that the performance of the Fund managed by the Investment Advisor, both short term and longer term, was satisfactory and in-line with similar high dividend and value oriented Funds.

3)	Cost of services to the Fund and profitability of the Advisor ? The
Directors considered the Fund?s management fee and total expense ratio of the Fund relative to industry averages. The Directors determined that the Advisor is receiving a fee (0.85%) that is in line with fees charged for other funds and that the Advisor is operating profitably, is viable and should remain an ongoing entity. The Directors also noted that the Advisor is paying all expenses (except transaction commissions) associated with managing the Fund out of the management fee, which is very advantageous to shareholders versus other funds.

4)	Economies of Scale ? The Directors considered information regarding economies of scale with respect to management of the Fund and noted that the Fund and its shareholders are already experiencing and benefitting from an expense ratio (0.85%) that would be expected from that of funds with significantly larger asset bases.

5)	Conclusions ? Based on the above review and discussions, the Directors concluded that it is in the best interest of the Fund and the shareholders to approve the Advisory Agreement.

















Board of Directors Information (Unaudited)
Stock Dividend Fund, Inc.

December 31, 2023

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors, and is available without charge, by calling 1-800-704-6072. Each director may be contacted by writing to the director c/o Stock Dividend Fund, Inc, 8150 N. Central Expressway, Suite M1120, Dallas, Texas, 75206.


INDEPENDENT DIRECTORS

Name and Age       Position  Term/ Principal Occupation  Other Public
                             Yrs*  Past five years       Directorships
                                                         Served**
------------------ --------  ----  --------------------- -------------

Vicky L. Hubbard    Director  1    Teacher/Administrator,
Age 65                             Prince of Peace School,
                                   Tech Co. Manager prior



Jennifer T Lapeyre  Director  1    Retired in 2019, prior
                                   Account Rep for non-profits
Age 61                             at Auction Source, LP
                                   (2010-2019) Dallas, Texas



INTERESTED DIRECTORS

Laura S. Adams      Director, 1    Member, Adams
Age 62              President      Asset Advisors
                    Secretary
                    Treasurer



*All Directors have served since the Fund?s Effective date of registration with SEC, November 29, 2004.
**The number of portfolios in each Fund complex overseen is one. Each Director oversees one portfolio.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Stock Dividend Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Stock Dividend Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Stock Dividend Fund, Inc. (the ?Fund?), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the ?financial statements?). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund?s management. Our responsibility is to express an opinion on the Fund?s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (?PCAOB?) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund?s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund?s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.


/s/ Turner, Stone & Company, L.L.P.

Dallas, Texas
February 21, 2024

We have served as the Fund?s auditor since 2018.








































Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant updated and amended its code of ethics on February 21, 2020 but did not grant any waivers or exceptions to the code during the covered period.

Item 3.  Audit Committee Financial Expert.  The entire Board of
Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Jennifer Lapeyre are the financial experts. Mrs. Adams is an "interested"
Director and Mrs. Lapeyre is an "independent" Director.

Item 4.  Principal Accountant fees and services.
(a)-(d) Total fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant?s independent auditor were as follows:
                       December 31,2023       December 31, 2022
Audit                  $15,500                $14,000
Audit-Related fees     $0                     $0
Tax preparation fees   $0                     $0
Other fees             $0                     $0

Audit fees include amounts related to the annual audit of the registrant?s financial statements, spot checks for compliance with Rule 17f-2 and services normally provided by the auditor in connection with statutory and regulatory filings. The registrant performance tax preparation internally.

(e)(1) The directors have not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-10 of Regulation S-X.

(e)(2) None

(f) Not applicable





(g) The aggregate fees billed for the most recent fiscal year and the preceding year by the registrant?s independent auditor for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provided ongoing services to the registrant were $0 and $0, respectively.

(h) Not applicable

Item 5.  Audit Committee of listed Registrants.  (Not applicable)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a) The Fund's President has concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b) There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.


Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. (Not applicable)



Item 13.  Exhibits.

a)	(1)Code of Ethics- Filed with N-CSR and hereby incorporated by reference as Exhibit (p) of Post-Effective Amendment No. 28
(485BPOS)of our Registration under the Securities Act of 1933 filed on 2/14/2021 and can be viewed on the SEC.gov website under company filings. A copy of the Code of Ethics can also be obtained by calling us at 1-800-704-6072.

    (2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached


b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/21/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/21/24